COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2011
COMPREHENSIVE INCOME [Abstract]
COMPREHENSIVE INCOME

NOTE F - COMPREHENSIVE INCOME

Statement of Financial Accounting Standards (SFAS) No. 130,"Reporting Comprehensive Income," establishes standards for reporting and display of comprehensive income, its components and accumulated balances. Comprehensive income as defined includes all changes in equity during a period from non-owner sources. Accumulated comprehensive income, as presented in the accompanying statement of changes in stockholders' equity consists of changes in unrealized gains and losses on foreign currency translation. This comprehensive income is not included in the computation of income tax expense or benefit. For the years ended December 31, 2011, 2010, 2009, 2008, and 2007, total comprehensive income was $0, $0, $0, $0 and $0, respectively.